PAGE 1
KEYSTONE HIGH INCOME BOND FUND (B-4)
SEEKS GENEROUS INCOME PRIMARILY FROM HIGH YIELD CORPORATE BONDS.

Dear Shareholders:

We are pleased to report to you on the Keystone High Income Bond Fund (B-4) for the fiscal year that ended on July 31, 1997.

PERFORMANCE

Your Fund produced a total return of 15.32% for the 12-month period. This compares favorably with the Lehman Aggregate Bond Index, a broad index of U.S. corporate, government and mortgage securities, which returned 10.76% for the 12 months. During the same period, the Merrill Lynch High Yield Index returned 16.25%.
  We believe your Fund performed well during a period in which high yield bonds, in general, outperformed the general bond market. During this period, Fund management took advantage of the favorable environment to reduce the overall risk by gradually upgrading credit quality and maintaining careful diversification of the portfolio.
  We believe that as a result of these steps, your Fund is extremely well positioned to continue to participate in an anticipated favorable high yield market. At the same time, we believe it is prepared for any short-term volatility in the markets.

ENVIRONMENT

During the 12 months, the high yield market performed very well, outperforming the general bond market in an environment of moderate economic growth and low inflation. As stock prices rose in a bull market, rising equity values of high yield bond issuers reduced the risk of their debt by improving their market-adjusted equity-to-debt ratios. This reduced risk was reflected in the tightening of yield spreads that high yield investors were willing to accept, versus Treasuries. During the 12 months, for example, the yield premium paid by high yield bonds over 10-year U.S. Treasuries declined 80 basis points (.80%), as investors perceived less risk than earlier in high yield issues.
  The performance of high yield bonds also was supported by strong cash flows. The average net cash flow into the market was about $300 million per week during the fiscal year. In fact, money flowed out of high yield mutual funds during only one week of the 52-week period that ended July 31. The healthy economy and strong investor interest in high yield bonds also sparked a rise in the new issuance of high yield securities. New issues for the first six months of 1997 totaled $57.6 billion, relative to $41.6 billion for the comparable period in 1996.
  All these factors contributed to investors' enthusiasm for high yield securities.

STRATEGY

We believe the environment of the past 12 months was an exceptional period not only to realize handsome returns for mutual fund investors, but also to strengthen your Fund's ability to manage risk by focusing on investments in the bonds of companies with high asset values and strong cash flows.
  During the year, we upgraded the credit quality of the portfolio to an average rating of B. We also reduced equity-related securities in the portfolio. We believe this will increase the Fund's potential to deliver more consistent returns by focusing on securities that pay regular dividends.
  At the same time, we moved to maintain broad diversification of the Fund, by setting a target of about 100 different securities, with an average weighting of 1% of net assets.

                                 -- CONTINUED--

PAGE 2
KEYSTONE HIGH INCOME BOND FUND (B-4)

OUTLOOK

We continue to see opportunities in the high yield bond market. Continued economic strength and no signs of serious inflationary problems have combined with strong equity valuations to create a favorable outlook. At the same time, we expect the strong investor demand for the income offered by high yield bonds will continue.
  We believe this favorable outlook and Fund management's investment discipline give the Keystone High Income Bond Fund (B-4) an excellent opportunity to continue to provide quality performance for the future.
  Thank you for your support of Keystone High Income Bond Fund (B-4).

Sincerely,
(Signature of Albert H. Elfner, III)
Albert H. Elfner, III
CHAIRMAN AND PRESIDENT
KEYSTONE INVESTMENT MANAGEMENT COMPANY
(Signature of George S. Bissell)
George S. Bissell
CHAIRMAN OF THE BOARD
KEYSTONE FUNDS

(Picture of                      (Picture of
Alber H. Elfner, III)             George S. Bissell)
    ALBERT H. ELFNER, III             GEORGE S. BISSELL

September 1997

                               A Discussion With
                               Your Fund Manager

   PRESCOTT CROCKER, A SENIOR VICE PRESIDENT AND HEAD OF KEYSTONE'S HIGH YIELD BOND TEAM, IS PORTFOLIO MANAGER OF KEYSTONE HIGH INCOME BOND FUND (B-4). A CHARTERED FINANCIAL ANALYST, MR. CROCKER HAS MORE THAN 25 YEARS OF SENIOR INVESTMENT EXPERIENCE. HE IS A GRADUATE OF HARVARD COLLEGE AND HOLDS AN M.B.A. IN INTERNATIONAL FINANCE FROM HARVARD BUSINESS SCHOOL.

(Q)WHAT WERE YOUR PRINCIPAL STRATEGIES IN MANAGING THE FUND DURING THE FISCAL PERIOD?

(A)We had the benefit of a favorable environment in the high yield bonds, which was the best performing sector in the domestic fixed income market. We wanted to take advantage of that environment to improve our ability to manage risk in the Fund so we would be able to provide consistent returns.
  One way we did that was to upgrade the overall credit quality of the portfolio. The Fund now has a solid average credit rating of B, with 62% of the portfolio holding that rating. Only 3% of the portfolio was rated CCC or lower at the end of the fiscal period.
  Another way we sought to manage the Fund's risk exposure was to maintain a manageable, consolidated portfolio of about 100 different securities, with an average weighting of 1% of net assets and moving toward no security having more than 2% of net assets. This diversification helps control the Fund's exposure to any one high yield issuer.
  We also have maintained careful guidelines for non-rated securities and preferred stock.

(Q)HOW DID THESE STRATEGIES AFFECT THE FUND'S PERFORMANCE?

(A)We believe these strategies will help the Fund deliver consistent performance over the longer term. During the year, adjusted for expenses, the Fund performed in line with the high yield market and other high yield funds. The limits on equity-related securities in the portfolio, however, held back relative performance during the past six months as the equity market performed very well.
  Longer-term, we believe the focus on high yield bonds will support performance and reduce the volatility, or price fluctuations, of the portfolio. The Fund is now purely a high yield bond fund.

(Q)DID YOU CONCENTRATE ON ANY PARTICULAR SECTORS IN THE HIGH YIELD MARKET?

(A)There were two areas in particular that we emphasized.
  The first was the area of broadcasting, cable industry and telecommunications industries. In general, the cable industry has been reducing its debt and improving its operating cash flow. Broadcasting has been helped by higher equity values and reduced borrowing risks since passage of the Telecommunications Act of 1996. The Telecommunications Act has resulted in a rapid expansion of interest in telecommunications companies in general.
  Another area that we overweighted was the hotel industry. Very tight hotel occupancy rates have enabled this industry to raise overnight room rates and have a favorable impact on finances.

PAGE 4
KEYSTONE HIGH INCOME BOND FUND (B-4)

(Q)WHAT IS YOUR OUTLOOK FOR THE HIGH YIELD MARKET?

(A)We have a generally positive outlook for the high yield market, despite some short-term uncertainties about the equity and general fixed income markets.
  Equity prices could enter a period of consolidation during the upcoming six months as investors take some of their gains during the bull market. In addition, improvements in capital gains tax rates could cause a pause in the stock market. The bond market, as a whole, could experience some short-term volatility in anticipation of the Federal Reserve Board tightening to hold inflation.
  The longer-term fundamentals are very good in the fixed income market. The tightness in supply in Treasuries and the very limited inflation prospect, as indicated by the prices of gold and the U.S. dollar, give reason for optimism.
  The high yield markets continue to provide a cushioned and less volatile experience, due to their higher coupon and their dramatically lower maturities than other parts of the bond market. The positive signs of continued growth in the economy and strong equity valuations bode well for the high yield market.
  When you consider these factors and the fact that the Fund has focused on issuing companies with high asset values and strong cash flow, we believe the Fund is well positioned for the future.

                                   (Diamond)

          THIS COLUMN IS INTENDED TO ANSWER QUESTIONS ABOUT YOUR FUND.
        IF YOU HAVE A QUESTION YOU WOULD LIKE ANSWERED, PLEASE WRITE TO:
                  EVERGREEN KEYSTONE INVESTMENT SERVICES, INC.
                        ATTN: SHAREHOLDER COMMUNICATIONS
                        201 SOUTH COLLEGE ST., SUITE 400
                           CHARLOTTE, N.C. 28288-1195

                            Your Fund's Performance

Growth of an investment in
Keystone High Income Bond Fund (B-4)
(IN THOUSANDS)
                        Total Value: $18,519
                       Initial Investment                Dividend Reinvestment

7/87                   10.0                              10.0
7/88                    9.021                            10.166
7/89                    8.329                            10.669
7/90                    6.554                             9.832
7/91                    5.470                             9.835
7/92                    6.188                            12.516
7/93                    6.697                            15.054
7/94                    6.110                            14.992
7/95                    5.770                            15.841
7/96                    5.352                            16.059
7/97                    5.705                            18.519

A $10,000 investment in Keystone High Income Bond Fund (B-4) made on July 31, 1987 with all distributions reinvested was worth
$18,519 on July 31, 1997. Past performance is no guarantee of future results.

  The cumulative and average annual total returns with sales charge calculations reflect the deduction of the 3% contingent deferred sales charge (CDSC) for those investors who sold Fund shares after one calendar year. Investors who retained their investment earned the returns in the without sales charge lines.
  The investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
  You may exchange your shares for another Keystone Classic fund by phone or in writing. The Fund reserves the right to change or terminate the exchange offer.


Comparison of change in value of a $10,000 investment in Keystone High Income Bond Fund (B-4), the Lehman Aggregate
Bond Index and the Consumer Price Index.

In Thousands                      July 31, 1987 through July 31, 1997

                     CPI              FUND             LABI

7/87                 10.000           10.000           10.000
7/88                 10.399           10.166           10.757
7/89                 10.934           10.669           12.392
7/90                 11.461            9.832           13.266
7/91                 11.971            9.835           14.683
7/92                 12.349           12.516           16.854
7/93                 12.690           15.054           18.569
7/94                 13.042           14.992           18.584
7/95                 13.403           15.841           20.463
7/96                 13.797           16.059           21.593
7/97                 14.102           18.519           23.918

Past performance is no guarantee of future results. The Lehman Aggregate Bond Index is an unmanaged market index. This index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through July 31, 1997.

[CAPTION]

HISTORICAL RECORD
CUMULATIVE TOTAL RETURN
1 year w/o sales charge                             15.32%
1 year with sales charge                            12.32%
5 years                                             47.97%
10 years                                            85.19%

AVERAGE ANNUAL TOTAL RETURN
1 year w/o sales charge                             15.32%
1 year with sales charge                            12.32%
5 years                                              8.15%
10 years                                             6.36%

PAGE 6
KEYSTONE HIGH INCOME BOND FUND (B-4)

SCHEDULE OF INVESTMENTS-- JULY 31, 1997

 PRINCIPAL
  AMOUNT                                          VALUE


CORPORATE BONDS-- 92.2%

              AEROSPACE & DEFENSE-- 2.8%
$ 4,000,000   Airplanes Pass Thru Trust,
                Sr. Notes,
                10.88%, 3/15/19..............  $  4,740,440
  3,000,000   BE Aerospace, Incorporated,
                Sr. Notes (Subord.),
                9.88%, 2/1/06................     3,187,500
    778,634   Continental Airlines,
                Incorporated, Sr. Equip.
                Trust Cert. (b),
                16.00%, 4/19/99..............       778,634
  3,500,000   Moog, Incorporated,
                Sr. Notes (Subord.) (f),
                10.00%, 5/1/06...............     3,727,500
  3,000,000   Sequa Corporation,
                Sr. Notes (Subord.),
                9.38%, 12/15/03..............     3,082,500
                                                 15,516,574
              AUTOMOTIVE EQUIPMENT &
                MANUFACTURING-- 2.5%
  1,250,000   Amphenol Corporation,
                Sr. Notes (Subord.),
                9.88%, 5/15/07...............     1,331,250
  2,650,000   Central Tractor Farm and
                Country, Incorporated,
                Sr. Notes,
                10.63%, 4/1/07...............     2,769,250
  4,000,000   Chatwins Group, Incorporated,
                Sr. Exchange Notes,
                13.00%, 5/1/03...............     4,200,000
  2,000,000   JPS Automotive Products
                Corporation,
                Sr. Notes,
                11.13%, 6/15/01..............     2,195,000
  3,000,000   Motors and Gears, Incorporated,
                Sr. Notes (f),
                10.75%, 11/15/06.............     3,150,000
                                                 13,645,500
              CABLE/OTHER VIDEO DISTRIBUTION-- 9.8%
  2,750,000   Adelphia Communications
                Corporation,
                Sr. Notes,
                12.50%, 5/15/02..............     2,921,875
  2,000,000   Adelphia Communications
                Corporation,
                Sr. Notes (f),
                9.88%, 3/1/07................     2,025,000
 PRINCIPAL
  AMOUNT                                          VALUE

CORPORATE BONDS-- CONTINUED

              CABLE/OTHER VIDEO DISTRIBUTION-- CONTINUED
$   750,000   Adelphia Communications
                Corporation,
                Sr. Notes (f),
                10.50%, 7/15/04..............  $    785,625
  3,125,000   Cablevision Systems
                Corporation,
                Sr. Deb. (Subord.),
                10.50%, 5/15/16..............     3,484,375
  5,000,000   Charter Communications, South
                Eastern Capital Limited
                Partnership,
                Sr. Notes (f),
                11.25%, 3/15/06..............     5,487,500
  2,500,000   Comcast Corporation,
                Sr. Deb. (Subord.),
                10.63%, 7/15/12..............     3,075,000
  3,000,000   Diamond Cable Communications
                Company,
                Sr. Disc. Notes,
                (Eff. Yield 10.48%) (c),
                0.00%, 2/15/07...............     1,785,000
  6,000,000   Diamond Cable Communications
                Company,
                Sr. Disc. Notes,
                (Eff. Yield 11.57%) (c),
                0.00%, 9/30/04...............     4,965,000
  2,250,000   Frontiervision,
                Sr. Notes (Subord.),
                11.00%, 10/15/06.............     2,407,500
  4,825,000   Fundy Cable Limited,
                Sr. Secd. 2nd Priority Notes,
                11.00%, 11/15/05.............     5,307,500
  5,000,000   Lenfest Communications,
                Incorporated,
                Sr. Notes (Subord.),
                10.50%, 6/15/06..............     5,575,000
  6,000,000   Marcus Cable Operations Limited
                Partnership,
                Gtd. Sr. Disc. Notes
                (Subord.),
                (Eff. Yield 12.06%) (c),
                0.00%, 8/1/04................     5,340,000
  3,500,000   TCI Satellite Entertainment,
                Incorporated,
                Sr. Disc. Notes (Subord.),
                (Eff. Yield 11.73%) (c) (f),
                0.00%, 2/15/07...............     2,117,500

SCHEDULE OF INVESTMENTS-- JULY 31, 1997

 PRINCIPAL
  AMOUNT                                          VALUE
CORPORATE BONDS-- CONTINUED
              CABLE/OTHER VIDEO DISTRIBUTION-- CONTINUED
$ 2,750,000   TCI Satellite Entertainment,
                Incorporated,
                Sr. Notes (Subord.) (f),
                10.88%, 2/15/07..............  $  2,832,500
  7,000,000   Telewest Communications PLC,
                Sr. Disc. Deb.,
                (Eff. Yield 9.86%) (c),
                0.00%, 10/1/07...............     5,215,000
                                                 53,324,375
              CHEMICAL & AGRICULTURAL
                PRODUCTS-- 2.3%
  3,750,000   Astor Corporation,
                Sr. Notes (Subord.) (f),
                10.50%, 10/15/06.............     3,989,063
  4,985,000   Freedom Chemicals,
                Incorporated, Sr. Notes
                (Subord.) (f),
                10.63%, 10/15/06.............     5,234,250
  1,500,000   Lanesborough Corporation,
                Sr. Secd. Notes (a),
                10.00%, 4/15/00..............     1,147,500
  2,000,000   Texas Petrochemical
                Corporation, Sr. Notes (f),
                11.13%, 7/1/06...............     2,155,000
                                                 12,525,813
              CONSUMER PRODUCTS & SERVICES-- 6.0%
  1,750,000   Consumers International,
                Incorporated,
                Sr. Secd. Notes (f),
                10.25%, 4/1/05...............     1,890,000
  2,950,000   Drypers Corporation,
                Sr. Notes (f),
                10.25%, 6/15/07..............     2,957,375
  2,000,000   Dyncorp, Incorporated,
                Sr. Notes (Subord.) (f),
                9.50%, 3/1/07................     2,020,000
  1,650,000   Exide Corporation,
                Sr. Notes,
                10.75%, 12/15/02.............     1,757,250
  5,833,000   Exide Corporation,
                Sr. Notes (f),
                2.90%, 12/15/05..............     3,682,723
  6,750,000   McLeod, Incorporated,
                Sr. Disc. Notes,
                (Eff. Yield 9.88%) (c) (f),
                0.00%, 3/1/07................     4,522,500
 PRINCIPAL
  AMOUNT                                          VALUE

CORPORATE BONDS-- CONTINUED

              CONSUMER PRODUCTS & SERVICES-- CONTINUED
$ 3,000,000   McLeod, Incorporated,
                Sr. Notes (f),
                9.25%, 7/15/07...............  $  3,082,500
  2,750,000   North Atlantic Trading,
                Incorporated,
                Sr. Notes (f),
                11.00%, 6/15/04..............     2,860,000
  2,275,000   Revlon Worldwide Corporation,
                Sr. Secd. Disc. Notes,
                (Eff. Yield 13.00%) (c),
                0.00%, 3/15/98...............     2,155,562
 11,030,000   Revlon Worldwide Corporation,
                Sr. Secd. Disc. Notes,
                (Eff. Yield 9.82%) (c) (f),
                0.00%, 3/15/01...............     7,858,875
                                                 32,786,785
              DIVERSIFIED COMPANIES-- 2.2%
  5,000,000   Affinity Group, Incorporated,
                Sr. Notes (Subord.),
                11.50%, 10/15/03.............     5,375,000
  5,000,000   Cinemark USA, Incorporated,
                Sr. Notes (Subord.),
                9.63%, 8/1/08................     5,100,000
  1,500,000   Dawson Production Services,
                Incorporated,
                Sr. Notes,
                9.38%, 2/1/07................     1,545,000
                                                 12,020,000
              ENERGY-- 7.4%
  5,000,000   Clark USA, Incorporated,
                Sr. Notes,
                10.88%, 12/1/05..............     5,337,500
  5,000,000   Crown Central Petroleum
                Corporation,
                Sr. Notes,
                10.88%, 2/1/05...............     5,275,000
  4,750,000   Energy Corporation of America,
                Sr. Notes (Subord.) (f),
                9.50%, 5/15/07...............     4,773,750
  4,500,000   EV International, Incorporated,
                Sr. Notes (Subord.) (f),
                11.00%, 3/15/07..............     4,792,500
  4,850,000   Ferrellgas Partners Limited
                Partnership,
                Sr. Secd. Notes (f),
                9.38%, 6/15/06...............     5,007,625

PAGE 8
KEYSTONE HIGH INCOME BOND FUND (B-4)

SCHEDULE OF INVESTMENTS-- JULY 31, 1997

 PRINCIPAL
  AMOUNT                                          VALUE
CORPORATE BONDS-- CONTINUED
              ENERGY-- CONTINUED
$ 5,150,000   HS Resources, Incorporated,
                Sr. Notes (Subord.) (f),
                9.25%, 11/15/06..............  $  5,265,875
  2,500,000   Parker Drilling Company,
                Sr. Notes (f),
                9.75%, 11/15/06..............     2,681,250
  2,025,000   Transamerican Energy
                Corporation,
                Sr. Secd. Notes (f),
                11.50%, 6/15/02..............     2,025,000
  5,000,000   Triton Energy Limited,
                Sr. Notes,
                9.25%, 4/15/05...............     5,402,500
                                                 40,561,000
              ENVIRONMENTAL SERVICES-- 0.9%
  7,000,000   Allied Waste Industries,
                Incorporated,
                Sr. Disc. Notes,
                (Eff. Yield 9.85%) (c) (f),
                0.00%, 6/1/07................     4,637,500
              FINANCE & INSURANCE-- 3.2%
  4,200,000   First Nationwide Parent
                Holdings,
                Sr. Exchange Notes,
                12.50%, 4/15/03..............     4,777,500
  4,000,000   Olympic Financial Limited,
                Sr. Notes,
                11.50%, 3/15/07..............     4,050,000
  1,550,000   Polytama International,
                Gtd. Secd. Notes,
                11.25%, 6/15/07..............     1,561,625
  2,000,000   Presley Companies,
                Sr. Notes,
                12.50%, 7/1/01...............     1,995,000
  5,000,000   Reliance Group Holdings,
                Incorporated,
                Sr. Deb. (Subord.),
                9.75%, 11/15/03..............     5,275,000
                                                 17,659,125
              FOOD & BEVERAGE
                PRODUCTS-- 6.6%
  5,000,000   Aurora Foods, Incorporated,
                Sr. Notes (Subord.) (f),
                9.88%, 2/15/07...............     5,150,000
 PRINCIPAL
  AMOUNT                                          VALUE

CORPORATE BONDS-- CONTINUED

              FOOD & BEVERAGE PRODUCTS-- CONTINUED
$ 5,000,000   Chiquita Brands International,
                Incorporated,
                Sr. Notes,
                9.63%, 1/15/04...............  $  5,237,500
  3,500,000   Cott Corporation,
                Sr. Notes,
                9.38%, 7/1/05................     3,640,000
  4,300,000   Fleming Companies,
                Incorporated, Sr. Notes
                (Subord.) (f),
                10.50%, 12/1/04..............     4,407,500
  5,000,000   FRD Acquisition Company,
                Sr. Notes,
                12.50%, 7/15/04..............     5,337,500
 11,450,000   Iowa Select Farms,
                Sr. Notes,
                (Eff. Yield 15.26%)(c)
                (8/02/94-$6,433,830) (b) (e),
                0.00%, 2/15/04...............     8,240,107
  2,000,000   Marsh Supermarket,
                Incorporated, Sr. Notes
                (Subord.) (f),
                8.88%, 8/1/07................     2,027,500
  2,000,000   Ralphs Grocery Company,
                Sr. Notes (Subord.),
                11.00%, 6/15/05..............     2,215,000
                                                 36,255,107
              FOREST PRODUCTS/CONTAINERS-- 4.5%
  4,000,000   Affiliated Newspaper
                Investments, Incorporated,
                Sr. Disc. Notes,
                (Eff. Yield 9.20%) (c),
                0.00%, 7/1/06................     3,590,000
  5,000,000   Asia Pulp and Paper
                International
                Finance Company,
                Gtd. Secd. Notes,
                11.75%, 10/1/05..............     5,437,500
  2,875,000   Equimar Shipholdings Limited,
                Gtd. 1st Priority Mtge. (f),
                9.88%, 7/1/07................     2,831,875
  2,000,000   Four M Corporation,
                Sr. Secd. Notes (f),
                12.00%, 6/1/06...............     2,130,000
  2,000,000   Iron Mountain, Incorporated,
                Sr. Notes (Subord.),
                10.13%, 10/1/06..............     2,170,000

SCHEDULE OF INVESTMENTS-- JULY 31, 1997

 PRINCIPAL
  AMOUNT                                          VALUE
CORPORATE BONDS-- CONTINUED
              FOREST PRODUCTS/CONTAINERS-- CONTINUED
$ 3,150,000   Printpack, Incorporated,
                Sr. Notes (Subord.),
                10.63%, 8/15/06..............  $  3,394,125
  2,000,000   Riverwood International
                Corporation,
                Sr. Notes,
                10.25%, 4/1/06...............     2,005,000
  3,000,000   Riverwood International
                Corporation,
                Sr. Notes (f),
                10.63%, 8/1/07...............     3,052,500
                                                 24,611,000
              GAMING-- 10.1%
  5,000,000   Casino America, Incorporated,
                Sr. Secd. Notes,
                12.50%, 8/1/03...............     5,300,000
  8,571,123   Grand Palais Casinos,
                Incorporated,
                Sr. PIK Notes,
                (8/15/94-$8,571,123) (a) (b)
                (d),
                18.25%, 11/1/97..............            86
  1,250,000   HMH Properties, Incorporated,
                Sr. Notes (f),
                8.88%, 7/15/07...............     1,293,750
  5,000,000   HMH Properties, Incorporated,
                Sr. Secd. Notes,
                9.50%, 5/15/05...............     5,275,000
  1,250,000   Horseshoe Gaming,
                Sr. Notes (f),
                9.38%, 6/15/07...............     1,293,750
  5,600,000   Horseshoe Gaming,
                Sr. Notes, Series B,
                12.75%, 9/30/00..............     6,272,000
  2,000,000   Livingwell, Incorporated,
                Sr. Deb. (Subord.) (a) (b)
                (d),
                13.13%, 4/15/01..............            20
  4,500,000   Lodgenet Entertainment
                Corporation,
                Sr. Notes (f),
                10.25%, 12/15/06.............     4,601,250
  2,000,000   Majestic Star Casino LLC,
                Sr. Notes,
                12.75%, 5/15/03..............     2,210,000
 PRINCIPAL
  AMOUNT                                          VALUE

CORPORATE BONDS-- CONTINUED

              GAMING-- CONTINUED
$ 2,500,000   Prime Hospitality Corporation,
                1st Mtge. Notes,
                9.25%, 1/15/06...............  $  2,637,500
  2,000,000   Prime Hospitality Corporation,
                Sr. Notes (Subord.), Series
                B,
                9.75%, 4/1/07................     2,140,000
  5,000,000   Showboat, Incorporated,
                Sr. Notes (Subord.),
                13.00%, 8/1/09...............     5,750,000
  2,150,000   Six Flags Theme Parks,
                Incorporated,
                Sr. Notes (Subord.),
                (Eff. Yield 10.70%) (c),
                0.00%, 6/15/05...............     2,219,875
  6,925,000   Starcraft Corporation,
                Sr. Notes (a) (b) (d),
                16.50%, 1/15/98..............       138,500
  5,000,000   Station Casinos, Incorporated,
                Sr. Notes (Subord.),
                10.13%, 3/15/06..............     5,037,500
  2,000,000   Sun International Hotels,
                Sr. Notes (Subord.),
                9.00%, 3/15/07...............     2,065,000
  4,000,000   Sun World International,
                Incorporated,
                1st Mtge. Notes (f),
                11.25%, 4/15/04..............     4,310,000
  4,000,000   Wyndham Hotel Corporation,
                Sr. Notes (Subord.),
                10.50%, 5/15/06..............     4,545,000
                                                 55,089,231
              HEALTHCARE PRODUCTS &
                SERVICES-- 2.1%
  4,000,000   Genesis Health,
                Sr. Notes (Subord.),
                9.75%, 6/15/05...............     4,220,000
  2,100,000   Integrated Health Services,
                Incorporated,
                Sr. Notes (Subord.) (f),
                9.50%, 9/15/07...............     2,226,000
  5,000,000   Vencor, Incorporated,
                Sr. Notes (Subord.) (f),
                8.63%, 7/15/07...............     5,112,500
                                                 11,558,500

PAGE 10
KEYSTONE HIGH INCOME BOND FUND (B-4)

SCHEDULE OF INVESTMENTS-- JULY 31, 1997

 PRINCIPAL
  AMOUNT                                          VALUE
CORPORATE BONDS-- CONTINUED
              MANUFACTURING-- DISTRIBUTING-- 3.7%
$ 1,000,000   Cambridge Industries,
                Incorporated,
                Sr. Notes (Subord.) (f),
                10.25%, 7/15/07..............  $  1,040,000
  4,000,000   Colorado Prime Corporation,
                Sr. Notes (f),
                12.50%, 5/1/04...............     4,040,000
  4,000,000   Interlake Corporation,
                Sr. Notes,
                12.00%, 11/15/01.............     4,420,000
  3,100,000   Polymer Group, Incorporated,
                Sr. Notes (Subord.) (f),
                9.00%, 7/1/07................     3,177,500
  2,000,000   Thermadyne Holdings
                Corporation,
                Sr. Notes (Subord.),
                10.75%, 11/1/03..............     2,120,000
  5,000,000   Unisys Corporation,
                Sr. Notes,
                11.75%, 10/15/04.............     5,512,500
                                                 20,310,000
              METAL PRODUCTS &
                SERVICES-- 2.0%
  5,000,000   Algoma Steel, Incorporated,
                1st Mtge. Notes,
                12.38%, 7/15/05..............     5,775,000
  5,000,000   Bethlehem Steel Corporation,
                Sr. Notes,
                10.38%, 9/1/03...............     5,275,000
                                                 11,050,000
              PUBLISHING, BROADCASTING &
                ENTERTAINMENT-- 8.4%
  3,850,000   Ackerly Communications,
                Incorporated,
                Sr. Secd. Notes,
                10.75%, 10/1/03..............     4,119,500
  7,000,000   Benedek Communications
                Corporation,
                Sr. Disc. Notes (Subord.),
                (Eff. Yield 11.79%) (c),
                0.00%, 5/15/06...............     4,392,500
  4,000,000   Big Flower Press Holdings,
                Incorporated,
                Sr. Notes (Subord.) (f),
                8.88%, 7/1/07................     3,955,000
 PRINCIPAL
  AMOUNT                                          VALUE

CORPORATE BONDS-- CONTINUED

              PUBLISHING, BROADCASTING &
                ENTERTAINMENT-- CONTINUED
$ 6,925,000   Capstar Broadcasting Partners,
                Sr. Disc. Notes (f),
                12.75%, 2/1/09...............  $  4,639,750
  5,000,000   Citadel Broadcasting Company,
                Sr. Notes (Subord.) (f),
                10.25%, 7/1/07...............     5,400,000
  4,000,000   Echostar Communications
                Corporation,
                Sr. Disc. Notes,
                (Eff. Yield 9.14%) (c),
                0.00%, 6/1/04................     3,425,000
  4,000,000   Echostar Satellite Broadcast
                Corporation,
                Sr. Secd. Disc. Notes,
                (Eff. Yield 10.05%) (c),
                0.00%, 3/15/04...............     2,940,000
  3,325,000   K-III Communications
                Corporation,
                Sr. Notes (f),
                8.50%, 2/1/06................     3,341,625
  3,000,000   SFX Broadcasting, Incorporated,
                Sr. Notes (Subord.) (f),
                10.75%, 5/15/06..............     3,360,000
  5,000,000   Sinclair Broadcast Group,
                Incorporated,
                Sr. Notes (Subord.) (f),
                9.00%, 7/15/07...............     4,975,000
  5,000,000   Spanish Broadcasting Systems,
                Incorporated,
                Sr. Notes,
                7.50%, 6/15/02...............     5,650,000
                                                 46,198,375
              RETAILING & WHOLESALE-- 2.5%
  4,000,000   Cole National Group,
                Incorporated,
                Sr. Notes,
                11.25%, 10/1/01..............     4,380,000
  2,000,000   Finlay Enterprises,
                Sr. Disc. Deb.,
                (Eff. Yield 9.12%) (c),
                0.00%, 5/1/05................     1,920,000
  5,000,000   Finlay Fine Jewelry
                Corporation, Sr. Notes,
                10.63%, 5/1/03...............     5,275,000

SCHEDULE OF INVESTMENTS-- JULY 31, 1997

 PRINCIPAL
  AMOUNT                                          VALUE
CORPORATE BONDS-- CONTINUED
              RETAILING & WHOLESALE-- CONTINUED
$ 2,000,000   French Fragrances,
                Incorporated, Sr. Notes,
                Series B,
                10.38%, 5/15/07..............  $  2,072,500
                                                 13,647,500
              TELECOMMUNICATION SERVICES &
                EQUIPMENT-- 5.3%
  2,350,000   AFC Enterprises, Incorporated,
                Sr. Notes (Subord.) (f),
                10.25%, 5/15/07..............     2,432,250
  7,000,000   Brooks Fiber Properties,
                Incorporated,
                Sr. Disc. Notes,
                (Eff. Yield 11.10%) (c),
                0.00%, 11/1/06...............     4,987,500
  4,000,000   Econophone, Incorporated,
                Sr. Notes (f),
                13.50%, 7/15/07..............     4,040,000
  5,000,000   Iridium Corporation,
                Sr. Disc. Notes (f),
                14.00%, 7/15/05..............     5,037,500
  2,500,000   Jordan Telecommunication
                Products,
                Sr. Notes (f),
                9.88%, 8/1/07................     2,500,000
    750,000   Metronet Communications
                Corporation,
                Sr. Notes,
                12.00%, 8/15/07..............       799,688
  3,000,000   Talton Holdings, Incorporated,
                Sr. Notes (f),
                11.00%, 6/30/07..............     3,097,500
  4,750,000   Teleport Communications Group,
                Sr. Disc. Notes,
                (Eff. Yield 8.98%) (c),
                0.00%, 7/1/07................     3,621,875
  2,175,000   Teleport Communications Group,
                Sr. Notes,
                9.88%, 7/1/06................     2,376,187
                                                 28,892,500
              WIRELESS COMMUNICATIONS-- 5.0%
  5,000,000   Centennial Cellular
                Corporation,
                Sr. Notes,
                8.88%, 11/1/01...............     5,050,000
 PRINCIPAL
  AMOUNT                                          VALUE

CORPORATE BONDS-- CONTINUED

              WIRELESS COMMUNICATIONS-- CONTINUED
$ 6,000,000   Comcast Cellular Holdings,
                Incorporated,
                Sr. Notes (f),
                9.50%, 5/1/07................  $  6,255,000
  6,980,000   Pagemart Nationwide, Inc.,
                Sr. Disc. Notes,
                (Eff. Yield 10.80%) (c),
                0.00%, 2/1/05................     5,479,300
  5,750,000   Pricecellular Wireless
                Corporation, Sr. Disc. Notes
                (Subord.),
                (Eff. Yield 10.64%) (c),
                0.00%, 10/1/03...............     5,563,125
  5,000,000   Vanguard Cellular Systems,
                Incorporated,
                Sr. Deb.,
                9.38%, 4/15/06...............     5,200,000
                                                 27,547,425
              FOREIGN BONDS-- US DOLLAR
                DENOMINATED-- 4.9%
  1,675,000   Azteca Holdings SA DE CV,
                Sr. Secd. Notes (f),
                11.00%, 6/15/02..............     1,758,750
  2,000,000   Consorcio Ecuatoriano,
                Notes (f),
                14.00%, 5/1/02...............     2,165,000
  3,000,000   Grupo Televisa SA DE CV,
                Sr. Disc. Notes,
                (Eff. Yield 10.61%) (c),
                0.00%, 5/15/08...............     2,160,000
  5,000,000   Intermedia Capital Partners,
                Sr. Notes (f),
                11.25%, 8/1/06...............     5,456,250
 10,150,000   Intermedia Communications,
                Incorporated,
                Sr. Disc. Notes,
                (Eff. Yield 9.85%) (c) (f),
                0.00%, 7/15/07...............     6,521,375
  5,000,000   Rogers Communications,
                Incorporated,
                Sr. Notes,
                8.75%, 7/15/07...............     3,654,389
  1,250,000   Tjiwi Kimia FN Mauritius,
                Gtd. Sr. Notes (f),
                10.00%, 8/1/04...............     1,260,937

PAGE 12
KEYSTONE HIGH INCOME BOND FUND (B-4)

SCHEDULE OF INVESTMENTS-- JULY 31, 1997

 PRINCIPAL
  AMOUNT                                          VALUE
CORPORATE BONDS-- CONTINUED
              FOREIGN BONDS-- US DOLLAR
                DENOMINATED-- CONTINUED
$ 3,500,000   TV Azteca SA DE CV,
                Sr. Notes (f),
                10.50%, 2/15/07..............  $  3,718,750
                                                 26,695,451
              TOTAL CORPORATE BONDS
                (COST $494,825,886)..........   504,531,761

  SHARES


COMMON STOCKS AND WARRANTS-- 1.5%

              AEROSPACE & DEFENSE-- 0.0%
     76,000   CHC Helicopter Corporation,
                Warrants (d).................       171,000
              AUTOMOTIVE EQUIPMENT &
                MANUFACTURING-- 0.0%
      9,500   Chatwins Group, Incorporated,
                Warrants (d).................         9,500
              BUILDING, CONSTRUCTION &
                FURNISHINGS-- 0.6%
    197,000   Specialty Equipment Companies,
                Incorporated,
                Common Stock (d).............     3,016,562
              CHEMICAL & AGRICULTURAL
                PRODUCTS-- 0.0%
      2,056   Lanesborough Corporation,
                Common Stock (b) (d).........            21
              DIVERSIFIED COMPANIES-- 0.2%
      2,964   PM Holdings Corporation,
                Common Stock (d).............     1,037,400
              FOOD & BEVERAGE PRODUCTS-- 0.1%
    298,530   Iowa Select Farms,
                Warrants,
                (2/04/94-- $2,420,481) (b)
                (d) (e)......................       746,325
    131,250   Specialty Foods Acquisition
                Corporation,
                Common Stock (d).............        32,812
                                                    779,137
              GAMING-- 0.6%
    254,790   Casino America, Incorporated,
                Common Stock (d).............       569,296
     47,778   Casino America, Incorporated,
                Warrants (b) (d).............           478

  SHARES                                          VALUE


COMMON STOCKS AND WARRANTS-- CONTINUED

              GAMING-- CONTINUED
    410,062   Colorado Gaming and
                Entertainment Company,
                Common Stock (d).............  $  2,460,372
 10,775,000   Gold River Hotel and Casino
                Corporation (b) (d)..........       107,750
    931,379   Grand Palais Casinos,
                Incorporated,
                Limited Liability Interest,
                (8/15/94-- $0) (a) (b) (d)...           931
    250,735   Grand Palais Casinos,
                Incorporated,
                Series A, Warrants,
                (8/15/94-- $2,507) (a) (b)
                (d)..........................           251
    136,765   Grand Palais Casinos,
                Incorporated,
                Series B, Warrants,
                (8/15/94-- $1,368) (a) (b)
                (d)..........................           137
  1,208,088   Grand Palais Casinos,
                Incorporated,
                Series C, Warrants,
                (8/15/94-- $12,081) (a) (b)
                (d)..........................         1,208
    680,643   Grand Palais Casinos,
                Incorporated,
                Series D, Warrants,
                (8/15/94-- $646) (a) (b)
                (d)..........................           681
                                                  3,141,104
              PUBLISHING, BROADCASTING &
                ENTERTAINMENT-- 0.0%
      9,510   Nextel Communications,
                Incorporated,
                Warrants (d).................            95
              TOTAL COMMON STOCKS AND
                WARRANTS
                (COST $8,633,203)............     8,154,819
PREFERRED STOCKS-- 3.8%
              CABLE/OTHER VIDEO DISTRIBUTION-- 1.5%
     26,000   Adelphia Communications
                Corporation,
                Preferred Stock (f)..........     2,834,000
     52,820   Cablevision Systems
                Corporation,
                Series M, Preferred Stock....     5,572,540
                                                  8,406,540
              FINANCE & INSURANCE-- 2.3%
     24,562   Ampex Corporation,
                Preferred Stock (b) (d)......    12,452,934
              TOTAL PREFERRED STOCKS
                (COST $31,142,332)...........    20,859,474

SCHEDULE OF INVESTMENTS-- JULY 31, 1997

                                                   VALUE
TOTAL INVESTMENTS--
  (COST $534,601,421)                   97.5 %  $533,546,054
OTHER ASSETS AND
  LIABILITIES-- NET                      2.5      13,843,947
NET ASSETS                             100.0 %  $547,390,001

(a) Securities which have defaulted on payment of interest and/or principal.
    The Fund has stopped accruing income on those so identified. At July 31, 1997, the fair value of these securities was $1,289,314 (0.24% of the Fund's net asset value).
(b) All or a portion of these securities are either (1) restricted (i.e. securities which may not be publicly sold without registration under the Securities Act of 1933) or (2) illiquid securities, and are valued using market quotations where readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Trustees. The Fund may make investments in an amount up to 15% of the value of the Fund's net assets in such securities. The date of acquisition and costs are set forth in parentheses after the title of each restricted security. On the date of acquisition there were no market quotations on similar securities and the above securities were valued at acquisition cost. At July 31, 1997, the fair value of these restricted securities was $8,989,726 (1.64% of the Fund's net assets).
(c) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date. Securities may have future interest rate resets that have been considered in the effective yield calculation.
(d) Non-income-producing security.
(e) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
    The Fund has never owned enough of the outstanding securities of any issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. At July 31, 1997, the fair value of these securities was $8,986,432 (1.64% of the Fund's net assets).
(f) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 14
KEYSTONE HIGH INCOME BOND FUND (B-4)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                         YEAR ENDED JULY 31,
                                                                         1997        1996        1995        1994        1993
NET ASSET VALUE BEGINNING OF YEAR                                         $4.10       $4.42       $4.68       $5.13       $4.74
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                      0.32        0.32        0.38        0.38        0.45
Net realized and unrealized gain (loss)
  on investments and foreign currency related transactions                 0.28       (0.27)      (0.15)      (0.38)       0.44
Total from investment operations                                           0.60        0.05        0.23        0.00        0.89
LESS DISTRIBUTIONS FROM:
Net investment income                                                     (0.32)      (0.31)      (0.37)      (0.38)      (0.45)
In excess of net investment income                                        (0.01)      (0.06)      (0.02)      (0.07)      (0.05)
Tax basis return of capital                                                   0           0       (0.10)          0           0
Total distributions                                                       (0.33)      (0.37)      (0.49)      (0.45)      (0.50)
NET ASSET VALUE END OF YEAR                                               $4.37       $4.10       $4.42       $4.68       $5.13
TOTAL RETURN (A)                                                          15.32%       1.38%       5.66%      (0.41%)     20.28%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                                 1.96%       1.94%       2.03%       1.84%       2.06%
  Expenses excluding indirectly paid expenses                              1.95%       1.93%         --          --          --
  Net investment income                                                    7.63%       7.92%       8.64%       7.57%       9.30%
PORTFOLIO TURNOVER RATE                                                     138%        116%         82%        110%        125%
NET ASSETS END OF YEAR (THOUSANDS)                                     $547,390    $593,681    $764,965    $766,283    $972,164

                                                                                        YEAR ENDED JULY 31,
                                                                      1992        1991        1990         1989          1988
NET ASSET VALUE BEGINNING OF YEAR                                      $4.19       $5.02       $6.38         $6.91         $7.66
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                   0.49        0.61        0.68          0.83          0.80
Net realized and unrealized gain (loss)
  on investments and foreign currency related transactions              0.58       (0.72)      (1.18)        (0.51)        (0.71)
Total from investment operations                                        1.07       (0.11)      (0.50)         0.32          0.09
LESS DISTRIBUTIONS FROM:
Net investment income                                                  (0.50)      (0.72)      (0.78)        (0.85)        (0.84)
In excess of net investment income                                     (0.02)          0       (0.08)            0             0
Tax basis return of capital                                                0           0           0             0             0
Total distributions                                                    (0.52)      (0.72)      (0.86)        (0.85)        (0.84)
NET ASSET VALUE END OF YEAR                                            $4.74       $4.19       $5.02         $6.38         $6.91
TOTAL RETURN (A)                                                       27.25%       0.03%      (7.84%)        4.95%         1.66%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                              2.17%       2.34%       2.06%         1.97%         1.82%
  Expenses excluding indirectly paid expenses                             --          --          --            --            --
  Net investment income                                                10.86%      14.64%      12.77%        12.36%        11.29%
PORTFOLIO TURNOVER RATE                                                   94%         78%         45%           75%           81%
NET ASSETS END OF YEAR (THOUSANDS)                                  $841,757    $710,590    $820,940    $1,188,660    $1,274,673

(a) Excluding applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997

ASSETS
 Investments at market value
   Unaffiliated issuers (identified
   cost-- $525,747,110)                       $  524,559,622
   Affiliated issuers (identified
     cost-- $8,854,311)                            8,986,432
   Total investments                          $  533,546,054
 Cash                                              2,345,910
 Receivable for investments sold                  12,309,999
 Interest receivable                               9,225,984
 Receivable for Fund shares sold                     163,040
 Prepaid expenses and other assets                   170,184
   Total assets                                  557,761,171
LIABILITIES
 Payable for investments purchased                 7,676,756
 Distributions to shareholders                     1,456,046
 Payable for Fund shares redeemed                    667,567
 Distribution fee payable                            437,836
 Due to related parties                               14,558
 Accrued expenses and other liabilities              118,407
   Total liabilities                              10,371,170
NET ASSETS                                    $  547,390,001
NET ASSETS REPRESENTED BY
 Paid-in capital                              $1,013,342,157
 Accumulated distributions in excess of net
   investment income                              (1,468,219)
 Accumulated net realized loss on
   investments and foreign currency related
   transactions                                 (463,428,580)
 Net unrealized depreciation on investments
   and foreign currency related transactions      (1,055,357)
   Total net assets                           $  547,390,001
NET ASSET VALUE PER SHARE
 Net asset value of $547,390,001/125,390,766
   outstanding shares of beneficial interest  $         4.37

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1997

INVESTMENT INCOME
 Interest:
   Unaffiliated issuers (Net of
     foreign withholding taxes of
     $693)                                          $52,953,592
   Affiliated issuers                                 1,118,767
 Other income                                           466,791
   Total income                                      54,539,150
EXPENSES
 Distribution Plan expenses         $ 5,686,181
 Management fee                       3,259,222
 Transfer agent fees                  1,634,507
 Custodian fees                         289,359
 Professional fees                       67,739
 Administrative services fees            50,161
 Trustees' fees and expenses             48,789
 Other                                  133,428
   Total expenses                    11,169,386
   Less: Expenses paid indirectly       (64,295)
 Net expenses                                        11,105,091
 Net investment income                               43,434,059
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS AND FOREIGN
 CURRENCY RELATED TRANSACTIONS
 Net realized gain on investments                     3,963,269
 Net change in unrealized
   appreciation (depreciation) on
   investments and foreign
   currency related transactions                     33,119,281
 Net realized and unrealized gain
   on investments and foreign
   currency related transactions                     37,082,550
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                        $80,516,609

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 16
KEYSTONE HIGH INCOME BOND FUND (B-4)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              YEAR ENDED JULY 31,
                                                                                             1997             1996
OPERATIONS
  Net investment income                                                                  $  43,434,059    $  53,347,924
  Net realized gain on investments and foreign currency related transactions                 3,963,269       12,528,472
  Net change in unrealized appreciation or depreciation on investments and foreign
     currency related transactions                                                          33,119,281      (59,100,847)
     Net increase in net assets resulting from operations                                   80,516,609        6,775,549
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                                    (43,434,060)     (49,946,109)
  In excess of net investment income                                                        (1,323,000)      (9,344,299)
     Total distributions to shareholders                                                   (44,757,060)     (59,290,408)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                                136,045,881      162,907,187
  Payments for shares redeemed                                                            (243,407,877)    (315,113,110)
  Net asset value of shares issued in reinvestment of dividends and distributions           25,311,702       33,436,642
  Net decrease in capital share transactions                                               (82,050,294)    (118,769,281)
     Total decrease in net assets                                                          (46,290,745)    (171,284,140)
NET ASSETS
  Beginning of year                                                                        593,680,746      764,964,886
  End of year [Including accumulated distributions in excess of net investment income
     as follows: 1997-- ($1,468,219) and 1996-- ($1,700,454)]                            $ 547,390,001    $ 593,680,746

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Keystone High Income Bond Fund (B-4) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES

U.S. government obligations held by the Fund are valued at the mean between the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Securities for which valuations are not available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.
  Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Short-term securities with greater than 60 days to maturity are valued at market value.

B. REPURCHASE AGREEMENTS

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Keystone funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.
  Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions and foreign currency related transactions. The foreign currency gains and losses realized from the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received are included in dividend and interest income. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on foreign currency related transactions.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes

PAGE 18
KEYSTONE HIGH INCOME BOND FUND (B-4)

accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income may be subject to foreign withholding taxes which are accrued as applicable. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued as applicable.

E. FEDERAL INCOME TAXES

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income, net tax-exempt income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

F. DISTRIBUTIONS

Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.
  Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to the expiration of capital loss carryovers.

2. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of shares of beneficial interest authorized with a par value of $1.00. Transactions in shares of the Fund were as follows:

                                   YEAR ENDED JULY 31,
                                   1997           1996
Shares sold                      32,280,201     38,767,387
Shares redeemed                 (57,681,924)   (74,982,398)
Shares issued in
  reinvestment of
    distributions                 5,995,434      7,959,753
Net decrease                    (19,406,289)   (28,255,258)

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the year ended July 31, 1997 were $747,418,124 and $827,179,413, respectively.
  On July 31, 1997, the federal tax cost of investment securities was $540,920,358 for federal income tax purposes. The composition of gross unrealized appreciation, depreciation and net unrealized appreciation (depreciation) was $28,167,214, ($35,541,518) and ($7,374,304), respectively.
  As of July 31, 1997, the Fund has capital loss carryovers for federal income tax purposes of approximately $457,110,000 which expire as follows:
$93,048,000-- 1998, $91,150,000-- 1999, $122,350,000-- 2000, $44,605,000-- 2002,
$105,957,000-- 2003.

4. DISTRIBUTION PLAN

The Fund bears some of the costs of selling its shares under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, the Fund pays its principal underwriter amounts which are calculated daily and paid monthly.
  Since December 11, 1996, Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), has served as principal underwriter to the Fund. Prior to December 11, 1996,

Evergreen Keystone Investment Services, Inc. ("EKIS"), a wholly-owned subsidiary of Keystone Investment Management Company ("Keystone"), served as the Fund's principal underwriter.
  Under the Distribution Plan, the Fund pays a distribution fee which may not exceed 1.00% of the Fund's average daily net assets, of which 0.75% is used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.
  The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares. However, after the termination of the Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EKIS and/or EKD may continue as compensation for services which had been provided while the Distribution Plan was in effect.
  EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.

5. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

Under an investment advisory agreement dated December 11, 1996, Keystone, a subsidiary of First Union Corporation ("First Union"), serves as the investment advisor for the Fund. In return for providing investment management and administrative services, the Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 2.00% of the Fund's gross investment income plus an amount determined by applying percentage rates starting at 0.50% and declining to 0.25% per annum as net assets increase, to the average daily net asset value of the Fund.
  Effective January 1, 1997, BISYS became sub-administrator to the Fund and is paid by Keystone for its services.
  Prior to December 11, 1996, Keystone Management Inc. ("KMI"), a wholly-owned subsidiary of Keystone, served as investment manager to the Fund and provided investment management and administrative services. Under an investment advisory agreement between KMI and Keystone, Keystone served as the investment advisor and provided investment advisory and management services to the Fund. In return for its services, Keystone received an annual fee equal to 85% of the management fee received by KMI.
  During the year ended July 31, 1997, the Fund paid or accrued to EKIS $50,161 for certain administrative services.
  Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Fund.
  Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. As sub-administrator, BISYS provides the officers of the Fund.

6. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

INDEPENDENT AUDITORS' REPORT

THE TRUSTEES AND SHAREHOLDERS
KEYSTONE HIGH INCOME BOND FUND (B-4)

We have audited the accompanying statement of assets and liabilities of Keystone High Income Bond Fund (B-4), including the schedule of investments, as of July 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone High Income Bond Fund (B-4) as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Boston, Massachusetts
September 5, 1997

                  FEDERAL TAX STATUS-- FISCAL 1997 DISTRIBUTIONS
                                  (UNAUDITED)
During the year ended July 31, 1997, distributions of $0.33 per share were paid in shares or cash.
In January 1998 complete information on calendar year 1997 distributions will be forwarded to you to assist in completing your 1997 federal income tax return.

                      (This page left blank intentionally)

                                     KEYSTONE
                                FAMILY OF FUNDS
                                   (diamond)
                              Balanced Fund (K-1)
                          Diversified Bond Fund (B-2)
                          Growth and Income Fund (S-1)
                          High Income Bond Fund (B-4)
                            International Fund Inc.
                         Precious Metals Holdings, Inc.
                            Quality Bond Fund (B-1)
                        Small Company Growth Fund (S-4)
                          Strategic Growth Fund (K-2)
                                 Tax Free Fund

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Keystone funds, contact your financial adviser or call Evergreen Keystone.
     Evergreen Keystone
     (Tree logo) FUNDS (logo)
     P.O. Box 2121
     Boston, Massachusetts 02106-2121
            (Recycle logo)
541893
(B4-R)

                                    KEYSTONE
                 (Photo Exists in Film ONLY. Will See on Dylux)
                                   HIGH INCOME
                                BOND FUND (B-4)

                                Evergreen Keystone
                        (TREE LOGO)     FUNDS     (LOGO)

                                 ANNUAL REPORT
                                 JULY 31, 1997